Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and noninterest-bearing deposits with banks	$ 12,812	$ 13,806
Interest-bearing deposits with banks	39,544	57,374
Total cash and cash equivalents	52,356	71,180
Certificates of deposit in financial institutions	2,360	2,065
Securities available for sale	105,318	102,164
Securities held to maturity (estimated fair value: 2019 - $12,404; 2018 - $16,234)	12,033	15,816
Restricted investments in bank stocks	7,506	7,506
Total loans	772,774	777,052
Less: Allowance for loan losses	(6,272)	(6,728)
Net loans	766,502	770,324
Premises and equipment, net	19,217	14,855
Premises and equipment held for sale, net	653
Other real estate owned, net	540	430
Accrued interest receivable	2,564	2,638
Goodwill	7,319	7,371
Other intangible assets, net	174	379
Bank owned life insurance and annuity assets	30,596	29,392
Operating lease right-of-use asset, net	1,053
Other assets	5,081	6,373
Total assets	1,013,272	1,030,493
Liabilities
Noninterest-bearing deposits	222,607	237,821
Interest-bearing deposits	598,864	608,883
Total deposits	821,471	846,704
Other borrowed funds	33,991	39,713
Subordinated debentures	8,500	8,500
Operating lease liability	1,053
Accrued liabilities	20,078	17,702
Total liabilities	885,093	912,619
Commitments and Contingent Liabilities (See Note L)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2019 – 5,447,185 shares issued; 2018 - 5,400,065 shares issued)	5,447	5,400
Additional paid-in capital	51,165	49,477
Retained earnings	86,751	80,844
Accumulated other comprehensive income (loss)	528	(2,135)
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	128,179	117,874
Total liabilities and shareholders’ equity	$ 1,013,272	$ 1,030,493